Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (44,086,937)	$ (51,283,196)	$ (31,590,582)
Adjustments for:
Depreciation expenses	344,378	327,632	279,660
Amortization expenses	4,120	4,120	2,564
Net gain on fair value changes of financial assets and liabilities at fair value through profit or loss	(3,466,999)	(133,139)	(488,255)
Finance costs	4,331,661	3,675,689	1,860,954
Interest income	(125,825)	(1,312)	(219)
Interest income from money market fund	(279,156)	(353,145)
Gain on dilution of subsidiary and recognition of associate			(2,307,735)
Share of loss of associates accounted for using equity method	8,587	436,032	405,712
Compensation costs recognized of share-based payment transactions and long-term incentive plan	2,703,200	1,976,760	2,193,367
Gain on disposal of property, plant and equipment	(148)	(1,172)
Unrealized (gain)/loss on foreign exchange, net	198,842	88,866	(230,619)
Gain on lease termination		(14,115)
Interest accretion income on short-term investment, net of management fee		(87,493)
Others		50,109
Changes in operating assets and liabilities
(Increase) Decrease in other assets	1,097,877	(357,724)	(2,490,143)
Increase (Decrease) in trade payables	(4,865,880)	9,667,699	797,228
(Decrease) Increase in other payables	816,241	41,545	(2,157,966)
Decrease in other current labilities			(269,735)
Cash used in operations	(43,320,039)	(35,962,844)	(33,995,769)
Interest received	125,825	1,312	219
Interest paid	(3,318,576)	(2,338,715)
Income tax paid	(126,208)	(105,000)
Net cash used in operating activities	(46,638,998)	(38,405,247)	(33,995,550)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(10,781)	(27,111)	(36,448)
Proceeds from disposal of property, plant and equipment	148	1,172
Payments for intangible assets			(12,360)
Decrease in refundable deposits			20,653
Interest income from money market fund	279,156	353,145
Purchase of short-term investments		(16,512,507)
Proceeds from maturities of short-term investments		16,600,000
Net cash (used in) from investing activities	268,523	414,699	(28,155)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings		5,000,000	20,000,000
Repayment on long-term borrowings	(12,000,000)		(7,784,087)
Repayment of the principal portion of lease liabilities	(296,920)	(262,798)	(353,649)
Repayment of the interest portion of lease liabilities	(10,411)	(12,544)	(21,510)
Proceeds from exercise of employee share options			1,047,510
Proceeds from new shares capital	7,681,312		101,555,708
Issuance of Pre-Funded Warrants and Tranche Warrants classified as equity instruments	11,975,100
Issuance of Tranche Warrants classified as financial liabilities	3,465,180
Payments for transaction costs attributable to the issuance of ordinary shares	(93,805)		(4,576,671)
Net cash from financing activities	10,720,456	4,724,658	109,867,301
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(35,650,019)	(33,265,890)	75,843,596
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	56,902,077	90,167,967	14,324,371
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 21,252,058	$ 56,902,077	$ 90,167,967